Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 113,766	€ 101,956
Financial liabilities at fair value through profit or loss	93,019	71,041
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	73,587	51,322
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	52,654	45,873
Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	3,809	4,138
Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	5,715	7,127
Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	43,131	34,608
Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	19,395	3,403
Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,306	71
Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,732	8,026
Loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 43,153	€ 39,823